UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund:	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 0.5%	Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 4.75%, 1/01/25	$2,000	$1,282,040

Arizona - 2.0%	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/37	7,500	4,866,525

California - 19.5%	Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue Refunding Bonds, Subordinate Lien, Series A, 5.38%, 10/01/25 (a)(b)	7,150	5,634,272
	Antelope Valley, California, Community College District, GO (Election of 2004), Series B, 5.25%, 8/01/39 (c)	550	543,405
	Arcadia, California, Unified School District, GO (Election of 2006), CABS, Series A, 4.96%, 8/01/39 (d)(e)	1,400	203,238
	Cabrillo, California, Community College District, GO (Election of 2004), Series B, 5.19%, 8/01/37 (c)(e)	2,100	343,413
	Cabrillo, California, Community College District, GO (Election of 2004), Series B, 4.87%, 8/01/38 (c)(e)	4,800	737,232
	California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente), Series A, 5.50%, 6/01/22 (d)(f)	5,000	5,115,650
	California State, GO, Refunding, 5.125%, 6/01/27	20	19,522
	California State University, Systemwide Revenue Bonds, Series A, 5%, 11/01/35 (c)(g)	1,200	1,111,620
	Coast Community College District, California, GO, Refunding (Election of 2002), Series C, 5.45%, 8/01/13 (b)(d)	1,800	1,351,350
	East Side Union High School District, California, Santa Clara County, Capital Appreciation, GO (Election of 2002), Series E, 5.15%, 8/01/29 (e)(h)	15,000	4,133,850
	Fairfield-Suisun, California, Unified School District, GO (Election of 2002), 5.50%, 8/01/28 (c)	2,770	2,809,334
	Fresno, California, Unified School District, GO (Election of 2001), Series E, 5%, 8/01/30 (d)	800	782,472
	John Swett Unified School District, California, GO, Series A, 5.50%, 8/01/26 (d)	2,815	2,869,020
	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1, 5%, 10/01/29 (c)(g)	2,600	2,600,884
	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1, 5%, 10/01/36 (c)(g)	1,475	1,438,627
	Monterey Peninsula Community College District, California, GO, CABS, Series C, 5.08%, 8/01/28 (d)(e)	11,975	3,770,568

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
PCR	Pollution Control Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Orange County, California, Sanitation District, COP, 5%, 2/01/33 (c)(g)	$2,300	$2,203,883
	Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds (Convention Center Project), Series A, 5.50%, 11/01/29 (c)	2,900	2,706,106
	Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay Redevelopment Project), 5.125%, 6/15/33 (a)	1,250	977,663
	Sacramento, California, Municipal Utility District, Electric Revenue Bonds, Series N, 5%, 8/15/28 (c)	4,400	4,219,776
	Sacramento, California, Unified School District, GO (Election of 2002), 5%, 7/01/30 (c)	1,600	1,560,896
	Ventura County, California, Community College District, GO (Election of 2002), Series B, 5%, 8/01/30 (c)	2,025	1,975,489

			47,108,270

Colorado - 1.0%	Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities, Inc.), Series A, 5.50%, 12/01/27 (i)	1,200	981,708
	Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities, Inc.), Series A, 5.50%, 12/01/33 (i)	675	514,012
	E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue Refunding Bonds, Series B, 5.62%, 9/01/32 (c)(e)	7,500	955,350

			2,451,070

District of Columbia - 0.7%	District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 6%, 10/01/35	1,580	1,652,964

Florida - 8.0%	Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (d)	1,400	1,322,706
	Duval County, Florida, School Board, COP (Master Lease Program), 5%, 7/01/33 (d)	2,000	1,823,900
	Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT, Series A, 5.375%, 10/01/33 (j)	3,250	2,747,192
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, 5%, 10/01/40 (h)(j)	12,550	9,764,904
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/31 (j)	1,625	1,549,031
	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5%, 1/01/37 (c)	730	627,260
	Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%, 1/01/32 (c)(g)	1,575	1,482,878

			19,317,871

Georgia - 5.9%	Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A, 5.875%, 1/01/17 (c)(g)	5,000	5,155,250

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%, 11/01/34 (d)	$2,850	$2,648,077
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%, 11/01/33 (c)	800	670,400
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%, 11/01/39 (c)	4,610	3,747,469
	Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25%, 10/01/39 (d)	1,880	1,887,163

			14,108,359

Illinois - 15.5%	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, AMT, Series B-2, 5.75%, 1/01/23 (d)	5,200	5,068,648
	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, AMT, Series B-2, 6%, 1/01/29 (h)	2,200	1,980,616
	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, AMT, Series A, 5.50%, 1/01/22 (c)	9,500	9,003,055
	Cook County, Illinois, Capital Improvement, GO, Series C, 5.50%, 11/15/12 (a)(k)	2,460	2,832,124
	Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.44%, 6/15/30 (a)(b)	21,675	18,414,647

			37,299,090

Louisiana - 5.8%	Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue Bonds, AMT, Series B-1, 6.65%, 12/01/33 (c)(l)(m)	1,355	1,431,585
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (Capital Projects and Equipment Acquisition Program), Series A, 6.30%, 7/01/30 (a)	2,300	1,914,382
	Louisiana Public Facilities Authority, Revenue Refunding Bonds (CHRISTUS Health), Series B, 6.50%, 7/01/30 (j)	1,300	1,371,851
	Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 5%, 5/01/36 (d)	4,600	4,395,438
	Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 4.75%, 5/01/39 (d)	1,975	1,803,689
	Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital Appreciation Bonds, Series B, 5.31%, 12/01/27 (a)(e)	3,185	981,139
	Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC Project), AMT, 4.70%, 11/01/36 (a)	1,750	1,055,005
	Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue Bonds (Terrebonne General Medical Center Project), 5.50%, 4/01/33 (a)	1,300	1,040,936

			13,994,025

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Massachusetts - 9.0%	Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series F, 5.25%, 1/01/46 (d)	$20,000	$16,805,200
	Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128, 4.80%, 12/01/27 (d)	1,500	1,289,310
	Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines, Inc. Project), AMT, Series A, 5.50%, 1/01/16 (a)	2,900	2,031,914
	Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines, Inc. Project), AMT, Series A, 5.50%, 1/01/19 (a)	2,570	1,671,708

			21,798,132

Michigan - 3.9%	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5%, 7/01/36 (c)(g)	3,000	2,404,740
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Refunding Bonds, Series E, 5.75%, 7/01/31 (g)(n)	2,200	2,257,794
	Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding Bonds, AMT, Series XVII-G, 5.20%, 9/01/20 (a)	1,000	841,770
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), AMT, Series A, 5.50%, 6/01/30 (h)	1,000	813,190
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), AMT, Series C, 5.45%, 12/15/32 (h)	3,900	3,075,072

			9,392,566

Minnesota - 2.2%	Dakota County, Minnesota, Community Development Agency, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series B, 5.15%, 12/01/38 (l)(m)(o)	2,566	2,343,850
	Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (j)	2,900	3,063,038

			5,406,888

Missouri - 2.5%	Saint Louis County, Missouri, Pattonville R-3 School District, GO (Missouri Direct Deposit Program), 5.75%, 3/01/10 (g)(k)	4,000	4,261,840
	Saint Louis County, Missouri, Pattonville R-3 School District, GO (Missouri Direct Deposit Program), 6%, 3/01/10 (g)(k)	1,500	1,602,240

			5,864,080

Nebraska - 0.5%	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series A, 5%, 4/01/33 (d)	1,300	1,215,214

Nevada - 2.4%	Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project), Series A, 5.50%, 9/01/33 (i)	2,800	1,930,572
	Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%, 7/01/30 (c)(g)	1,500	1,347,045
	Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%, 7/01/36 (c)(g)	2,700	2,325,915

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series A, 4.75%, 9/01/36 (g)	$40	$23,380

			5,626,912

New Jersey - 6.5%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29 (i)	1,070	796,283
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (i)	400	284,080
	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%, 7/01/33 (c)	8,200	7,675,364
	New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%, 3/01/28	3,380	3,223,506
	New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5.125%, 9/01/28	4,000	3,812,080

			15,791,313

New Mexico - 2.8%	New Mexico State Highway Commission, Tax Revenue Bonds, Senior Sub-Lien, Series A, 6%, 6/15/2010 (d)(k)	6,295	6,745,974

New York - 5.9%	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series A, 5%, 11/15/32 (c)(g)	1,800	1,661,256
	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	1,050	1,102,763
	New York State Dormitory Authority, Revenue Refunding Bonds (State University Educational Facilities), 5.75%, 5/15/10 (g)(k)	5,000	5,381,200
	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%, 6/01/22 (a)	6,115	6,166,366

			14,311,585

Ohio - 2.9%	Plain, Ohio, Local School District, GO, Refunding, 6%, 6/01/11 (g)(k)	5,120	5,693,184
	Plain, Ohio, Local School District, GO, Refunding, 6%, 12/01/20 (g)	1,170	1,258,721

			6,951,905

Pennsylvania - 1.1%	Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 6%, 1/01/17 (d)	5	5,121
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 99A, 5.25%, 10/01/32	1,340	1,169,472
	Philadelphia, Pennsylvania, School District, GO, Series E, 6%, 9/01/38	1,300	1,326,494

			2,501,087

South Carolina - 6.1%	Berkeley County, South Carolina, School District, Installment Lease Revenue Bonds (Securing Assets for Education Project), 5.125%, 12/01/30	2,450	2,304,225
	Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue Refunding Bonds, 5%, 12/01/29 (p)	1,875	1,735,350
	Scago Educational Facilities Corporation for Pickens County School District, South Carolina, Revenue Bonds, 5%, 12/01/31 (d)	3,000	2,877,570

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5.50%, 1/01/38	$1,125	$1,149,975
	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5%, 10/01/33 (a)	7,250	6,635,345

			14,702,465

Tennessee - 1.5%	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25%, 9/01/26	3,920	2,795,548
	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series C, 5%, 2/01/27	1,400	937,482

			3,733,030

Texas - 13.8%	Corpus Christi, Texas, Utility System Revenue Refunding Bonds, Series A, 6%, 7/15/10 (d)(k)	2,000	2,151,840
	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series B, 6%, 11/01/23 (c)	600	600,246
	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 5.50%, 11/01/33 (c)	5,000	4,306,000
	Lewisville, Texas, Independent School District, Capital Appreciation and School Building, GO, Refunding, 4.67%,8/15/24 (c)(e)(g)	3,915	1,639,171
	Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT, 6.375%, 4/01/27	3,500	2,752,540
	Mansfield, Texas, Independent School District, GO, 5%, 2/15/33	1,065	1,056,139
	Matagorda County, Texas, Navigation District Number 1, PCR, Refunding (Central Power and Light Company Project), AMT, 5.20%, 5/01/30 (c)	1,800	1,300,230
	North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds, 5.125%, 12/15/35 (c)	4,925	4,537,550
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, 5.75%, 1/01/40 (c)	3,600	3,392,172
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series A, 6%, 1/01/25	525	534,030
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series K-1, 5.75%, 1/01/38 (j)	3,400	3,471,978
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5.75%, 8/15/38 (a)	4,800	4,394,064
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5.50%, 8/15/39 (a)	3,500	3,081,260

			33,217,220

Vermont - 1.9%	Vermont HFA, Revenue Refunding Bonds, AMT, Series C, 5.50%, 11/01/38 (d)	2,700	2,414,313
	Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 27, 4.85%, 11/01/32 (d)	2,690	2,221,106

			4,635,419

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Virginia - 0.8%	Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion Electric Cooperative Project), AMT, 5.625%, 6/01/28 (a)	$2,100	$1,869,546

Washington - 4.4%	Port of Seattle, Washington, Revenue Bonds, AMT, Series B, 6%, 2/01/16 (c)	7,470	7,654,285
	Port of Tacoma, Washington, GO, AMT, Series B, 4.875%, 12/01/38 (j)	1,375	1,075,993
	Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25%, 12/01/14 (a)(k)	1,600	1,904,576

			10,634,854

	Total Municipal Bonds - 127.1%		306,478,404

	Municipal Bonds Transferred to Tender Option Bond Trusts (q)

California - 3.3%	Anaheim, California, Public Financing Authority, Electric System Distribution Facilities Revenue Bonds, Series A, 5%, 10/01/31 (d)	3,808	3,648,259
	San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (d)	3,030	2,922,496
	Tamalpais, California, Union High School District, GO (Election of 2001), 5%, 8/01/28 (d)	1,320	1,280,941

			7,851,696

Georgia - 8.8%	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%, 1/01/33 (d)	4,999	4,991,880
	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Refunding Bonds, Series C, 5%, 1/01/33 (d)	17,000	16,223,780

			21,215,660

Illinois - 10.5%	Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5.25%, 11/01/33 (d)	2,549	2,541,967
	Illinois Regional Transportation Authority Revenue Bonds, 6.50%, 7/01/26 (c)	10,000	11,769,182
	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds (McCormick Place Expansion), Series A, 5%, 12/15/28 (c)	3,500	3,469,340
	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%, 6/15/23 (c)	7,250	7,603,510

			25,383,999

Massachusetts - 3.0%	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (d)	7,195	7,210,476

New Jersey - 3.1%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24 (j)	4,600	4,031,945
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (j)	4,000	3,506,039

			7,537,984

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (q)	Par (000)	Value

New York - 0.4%	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.75%, 3/15/36	$1,005	$1,046,416

South Carolina - 2.4%	Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds (Charleston County School District), 5.25%, 12/01/28 (j)	2,725	2,652,760
	Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds (Charleston County School District), 5.25%, 12/01/29 (j)	2,425	2,329,843
	Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds (Charleston County School District), 5.25%, 12/01/30 (j)	880	836,079

			5,818,682

Texas - 3.0%	Clear Creek, Texas, Independent School District, GO, Refunding, 5%, 2/15/33	1,900	1,876,288
	Cypress-Fairbanks, Texas, Independent School District, GO, 5%, 2/15/32	5,250	5,221,440

			7,097,728

Virginia - 0.8%	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (c)	1,995	1,995,359

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 35.3%		85,158,000

	Total Long-Term Investments (Cost - $428,486,835) - 162.4%		391,636,404

	Short-Term Securities	Shares

Money Market Fund - 4.5%	Merrill Lynch Institutional Tax-Exempt Fund, 0.60% (r)(s)	10,900,000	10,900,000

		Par (000)

Oklahoma - 2.5%	Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Integris Health Obligated Group), VRDN, Series A3, 0.65%, 1/30/09 (j)(t)	$6,000	6,000,000

Pennsylvania - 2.1%	Philadelphia, Pennsylvania, GO, Refunding, Series B, 3.75%, 2/05/09 (c)(t)	5,000	5,000,000

	Total Short-Term Securities (Cost - $21,900,000) - 9.1%		21,900,000

	Total Investments (Cost - $450,386,835*) - 171.5%		413,536,404
	Other Assets Less Liabilities - 0.8%		2,020,942
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (19.1)%		(46,089,390)
	Preferred Shares, at Redemption Value - (53.2)%		(128,314,436)

	Net Assets Applicable to Common Shares - 100.0%		$241,153,520

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$405,635,607

Gross unrealized appreciation	$8,067,598
Gross unrealized depreciation	(46,132,593)

Net unrealized depreciation	$(38,064,995)

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)

(a)	AMBAC Insured.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(c)	MBIA Insured.

(d)	FSA Insured.

(e)	Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.

(f)	Security is collateralized by Municipal or US Treasury Obligations.

(g)	FGIC Insured.

(h)	XL Capital Insured.

(i)	Radian Insured.

(j)	Assured Guaranty Insured.

(k)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(l)	GNMA Collateralized.

(m)	FNMA Collateralized.

(n)	BHAC Insured.

(o)	FHLMC Collateralized.

(p)	CIFG Insured.

(q)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(r)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	$3,928,950	$15,983

(s)	Represents the current yield as of report date.

(t)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments January 31, 2009 (Unaudited)

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$10,900,000
Level 2	402,636,404
Level 3	—

Total	$413,536,404

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer of BlackRock MuniYield Quality Fund II, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund II, Inc.

Date: March 25, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund II, Inc.

Date: March 25, 2009